SCHEDULE OF PROPERTY PLANT AND EQUIPMENT LOCATED OPERATING SEGMENT (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 2,035	$ 3,350
UK [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	647	1,859
US [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 1,388	$ 1,491